Restructuring expenses	6 Months Ended
Jun. 30, 2023
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
8 Restructuring expenses
In June 2023, the Bank terminated certain strategic actions announced on October 27, 2022, due to the acquisition of Credit Suisse Group AG by UBS. Further, the Bank completed the restructuring program announced on November 4, 2021 at the end of September 2022. Restructuring expenses of CHF 391 million and CHF 120 million were recognized in 6M23 and 6M22, respectively. Restructuring expenses may include severance expenses, other personnel-related charges, pension expenses and contract termination costs.
Restructuring expenses by type
in	6M23	6M22
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	160	105
of which severance expenses	88	27
of which accelerated deferred compensation	65	70
General and administrative-related expenses	231	15
of which pension expenses	15	1
Total restructuring expenses	391	120
Restructuring expenses by segment
in	6M23	6M22
Restructuring expenses by segment (CHF million)
Wealth Management	46	22
Swiss Bank	36	3
Asset Management	5	1
Investment Bank	150	32
Capital Release Unit	137	67
Corporate Center	48	1
Adjustments [1]	(31)	(6)
Total restructuring expenses	391	120
1 Adjustments represent certain consolidating entries, including those relating to entitites that are managed but are not owned or wholly owned by the Bank.
Restructuring liabilities
	6M23			6M22
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	114	0	114	19	0	19
Net additional charges [1]	88	119	207	27	13	40
Utilization	(156)	(114)	(270)	(17)	(13)	(30)
Balance at end of period	46	5	51	29	0	29
1
The following items for which expense accretion was accelerated in 6M23 and 6M22 due to the restructuring of the Bank were not included in the restructuring liabilities: unsettled share-based compensation of CHF 4 million and CHF 30 million, respectively, which remain classified as a component of total shareholders's equity; other personnel-related charges of CHF 68 million and CHF 48 million, respectively, which remain classified as compensation liabilities; unsettled pension obligations of CHF 15 million and CHF 1 million, which remain classified as pension liabilities; and accelerated accumulated depreciation and impairment of CHF 97 million and CHF 1 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.